UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2006



ITEM 1.  REPORT TO STOCKHOLDERS.
USAA CALIFORNIA BOND  FUND  -  ANNUAL REPORT FOR  FISCAL YEAR ENDING MARCH 31,
2006

[LOGO OF USAA]
   USAA(R)

                           USAA CALIFORNIA
                                  BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                         A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered Public Accounting Firm                  17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              39

DIRECTORS' AND OFFICERS' INFORMATION                                         41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        LOOKING AHEAD, THE QUESTION IS: HAVE
[PHOTO OF CHRISTOPHER W. CLAUS]        LONG-TERM RATES REACHED THEIR HIGH? THIS
                                       QUESTION IS DIFFICULT TO ANSWER WITH ANY
                                       CERTAINTY, BUT WE BELIEVE THEY ARE CLOSE.

                                                           "

                                                                      April 2006
--------------------------------------------------------------------------------

         For the last year and a half, we have been steadfast in our opinion that long-term interest rates would drift upward. Instead of a dramatic spike, we expected a gradual increase to 5%. In fact, that's how it has played out. The Federal Reserve Board (the Fed) was able to convince the bond market - which controls longer rates - that it could contain inflation successfully.

         The Fed has been aggressive in its determination to manage inflation, and has kept inflation under control by steadily raising short-term interest rates. From a historic low of 1.00% in June 2004, it increased the federal funds rate (the rate it charges banks for overnight loans) 15 times to 4.75% by the end of March 2006. And while we believe the Fed is close to pausing - or even ending - its rate hikes, we expect one or two more increases this year. Bond investors favor periods of low inflation, because over time inflation undermines the purchasing power of a fixed-income security.

         Looking ahead, the question is: Have long-term rates reached their high? This question is difficult to answer with any certainty, but we believe they are close. As the year progresses, investors may want to consider "lengthening" their fixed-income portfolios. We believe they may be able to improve their current yield by purchasing longer-term bonds, which could also offer more attractive risk-return characteristics.

         At USAA Investment Management Company, we will continue to pursue our threefold strategy. First, we will try to generate high

 . . . C O N T I N U E D
========================--------------------------------------------------------

         current income, which adds to long-term performance. Second, we will do our utmost to limit share-price volatility by positioning the portfolio at advantageous points along the yield curve. Finally, we will rely on our credit analysts to help us identify market opportunities and determine if their potential return would compensate shareholders for their level of risk.

         In this environment, investors should remain patient and allow their money to work for them. They can also use the power of compounding to make the most of rising yields by reinvesting the income they receive from their investments.

         Rest assured that your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax
         (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business. We appreciate the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]       ROBERT R. PARISEAU, CFA
                                    USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2005, TO MARCH 31, 2006?

                 Your tax-exempt USAA California Bond Fund provided a total return of 4.34% versus an average of 4.03% for the 123 funds in the Lipper California Municipal Debt Funds Average. This compares to a 3.81% return for the Lehman Brothers Municipal Bond Index and a 4.40% return for the Lipper California Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.32%, above the 3.90% of the Lipper category average. A long-term capital gain of $0.048 per share was paid on December 16, 2005. We expect another capital gain distribution will be paid in December 2006 as a result of gains recognized during the fiscal year ended March 31, 2006.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Between June 1, 2004, and March 31, 2006, the Federal Reserve Board (the Fed) raised the federal funds rate from 1.00% to 4.75%. However, while short-term interest rates rose considerably, maturities longer than 20 years fell slightly. As a result, longer-maturity bonds significantly outperformed because of their higher income AND price performance. A tame inflation picture supported long bond prices and stable yields.

                 Credit spreads (the difference in yields between medium-grade and high-grade bonds) remained narrow due to a scarcity of higher-yielding securities. The Fund's performance was enhanced by our holdings in mid-grade securities, longer maturities, and bonds that were advanced refunded (i.e., refinanced to the first-call date).

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 California's improving economy and state tax revenues have bolstered the state's credit profile, allowing both Moody's Investors Service and Fitch Ratings to upgrade their ratings to A2 (positive outlook) and A, respectively. Standard & Poor's Ratings maintained its A rating (stable outlook). Nonetheless, the ratings remained below those of other states.

                 California still faces a large structural budget deficit. Until the Legislature adopts a viable, long-term balanced financial plan, the credit standing of California state obligations remains vulnerable. Structural fiscal reform, however, is unlikely in this election year. In addition, we continue to monitor the availability of electric power; blackouts could have an adverse effect on the state's long-term economic growth.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of longer-term, investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

                 We invest with an income orientation because OVER TIME income usually provides the majority of a bond's total return. Longer-maturity bonds suffer more price volatility, but often produce a higher total return (from their much higher income) over four- to five-year time horizons.

                 We attempt to achieve an appropriate balance between higher income and the potential for price volatility. During the period, we added 25- to 30-year bonds to offset the growing number of "pre-refunded" bonds. Since credit spreads are tight, we remain selective in buying medium-grade securities.

WHAT IS THE OUTLOOK?

                 The direction of LONG-TERM rates is largely determined by market expectations for inflation and economic growth. Since inflation has so far remained tame, we believe that the Fed will stop raising rates when it believes the economy is beginning to cool off. Regardless of the Fed's timing, we believe that investors should remain focused on their investment goals and asset allocation.

                 We appreciate your trust and continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA CALIFORNIA BOND FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
              out of 164 municipal California long-term bond funds
                      for the period ending March 31, 2006:

                                 OVERALL RATING
                                   *  *  *  *

           3-YEAR                    5-YEAR                   10-YEAR
          * * * *                   * * * *                   * * * *
      out of 164 funds          out of 143 funds          out of 110 funds

            The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar
           Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

                                                                               7
.. . . C O N T I N U E D
========================--------------------------------------------------------

USAA CALIFORNIA BOND FUND

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense of 191 funds within the Lipper California Municipal Debt Funds category for the overall period ending March 31, 2006.

Lipper named your USAA California Bond Fund the "Best Fund Over 10 Years" for consistent return in the California Municipal Debt Funds category for the 10-year period ending December 31, 2004.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2006. THE USAA CALIFORNIA BOND FUND IN LIPPER'S CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 191, 157, AND 106 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE FUND CLASSIFICATION WINNER OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2004. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S
PERFORMANCE TREND RELATIVE TO PEERS. THE USAA FUND WAS CHOSEN AMONG 43 CALIFORNIA MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND (Ticker Symbol: USCBX)

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

-----------------------------------------------------------------------------------------
                                                       3/31/06              3/31/05
-----------------------------------------------------------------------------------------
Net Assets                                          $694.8 Million      $669.2 Million
Net Asset Value Per Share                              $11.07              $11.12
Tax-Exempt Dividends Per Share Last 12 Months          $0.480              $0.487
Capital Gain Distributions Per Share Last 12 Months    $0.048              $0.039

-----------------------------------------------------------------------------------------
                                                       3/31/06              3/31/05
-----------------------------------------------------------------------------------------
Dollar-Weighted Average
    Portfolio Maturity                               17.4 Years             16.8 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 3/31/06
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                                         3.57%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT  HAS BEEN MADE FOR TAXES PAYABLE BY  SHAREHOLDERS
                 ON  THEIR  REINVESTED  NET  INVESTMENT   INCOME  DIVIDENDS  AND
                 REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2006

---------------------------------------------------------------------------------------------
                   TOTAL RETURN       =         DIVIDEND RETURN       +         PRICE CHANGE
---------------------------------------------------------------------------------------------
10 YEARS               5.84%          =              5.11%            +             0.73%
5 YEARS                4.93%          =              4.59%            +             0.34%
1 YEAR                 4.34%          =              4.36%            +            (0.02%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2006

            [CHART OF TOTAL RETURN, DIVIDEND RETURN, CHANGE IN SHARE PRICE]

               TOTAL RETURN         DIVIDEND RETURN      CHANGE IN SHARE PRICE
3/31/1997          6.60%                 5.93%                   0.67%
3/31/1998         12.33                  5.95                    6.38
3/31/1999          6.46                  5.39                    1.07
3/31/2000         -2.91                  5.15                   -8.06
3/31/2001         12.05                  5.79                    6.26
3/31/2002          2.20                  4.83                   -2.63
3/31/2003          9.64                  4.89                    4.75
3/31/2004          5.54                  4.47                    1.07
3/31/2005          3.07                  4.40                   -1.33
3/31/2006          4.34                  4.36                   -0.02

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

TAXABLE EQUIVALENT ILLUSTRATION

To match the USAA California Bond Fund's Dividend Return on Page 9,
and assuming California state tax rates of:  8.00%     9.30%     9.30%     9.30%
and assuming marginal federal tax rates of: 25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years               5.11%                 7.41%     7.82%     8.41%     8.67%
5 Years                4.59%                 6.65%     7.03%     7.55%     7.79%
1 Year                 4.36%                 6.32%     6.68%     7.17%     7.40%

To match the USAA California Bond Fund's closing 30-day SEC Yield of 3.57%,

A FULLY TAXABLE INVESTMENT MUST PAY:         5.17%     5.47%     5.87%     6.06%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                CUMULATIVE PERFORMANCE COMPARISON

                                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS                                   LIPPER CALIFORNIA       LIPPER CALIFORNIA
                       MUNICIPAL             USAA CALIFORNIA           MUNICIPAL DEBT          MUNICIPAL DEBT
                      BOND INDEX                BOND FUND               FUNDS INDEX            FUNDS AVERAGE
                    ---------------          ---------------          -----------------       ------------------
03/31/96              $10,000.00               $10,000.00                $10,000.00             $10,000.00
04/30/96                9,971.64                10,003.31                  9,964.95               9,961.41
05/31/96                9,967.84                10,013.01                  9,976.12               9,975.51
06/30/96               10,076.48                10,155.15                 10,088.43              10,087.81
07/31/96               10,167.64                10,246.12                 10,201.05              10,195.58
08/31/96               10,165.36                10,264.43                 10,203.43              10,194.27
09/30/96               10,307.43                10,433.09                 10,359.60              10,351.18
10/31/96               10,423.92                10,571.31                 10,474.50              10,463.21
11/30/96               10,614.85                10,758.18                 10,675.67              10,663.13
12/31/96               10,570.03                10,720.03                 10,622.43              10,612.23
01/31/97               10,590.04                10,710.48                 10,610.00              10,596.57
02/28/97               10,687.28                10,831.67                 10,706.56              10,689.91
03/31/97               10,544.71                10,660.37                 10,558.57              10,545.00
04/30/97               10,633.09                10,752.20                 10,655.06              10,643.24
05/31/97               10,793.13                10,934.21                 10,817.93              10,807.81
06/30/97               10,908.10                11,058.70                 10,933.27              10,918.55
07/31/97               11,210.21                11,378.00                 11,269.86              11,262.84
08/31/97               11,105.12                11,302.24                 11,148.60              11,136.01
09/30/97               11,236.80                11,461.04                 11,300.14              11,284.90
10/31/97               11,309.23                11,544.23                 11,366.76              11,350.44
11/30/97               11,375.83                11,624.39                 11,435.49              11,421.15
12/31/97               11,541.70                11,827.57                 11,617.42              11,598.14
01/31/98               11,660.72                11,952.82                 11,731.32              11,714.57
02/28/98               11,664.26                11,951.91                 11,729.14              11,708.17
03/31/98               11,674.64                11,975.15                 11,731.88              11,707.83
04/30/98               11,621.97                11,888.85                 11,655.30              11,629.36
05/31/98               11,805.82                12,100.14                 11,853.71              11,827.44
06/30/98               11,852.42                12,167.70                 11,902.22              11,872.01
07/31/98               11,882.04                12,199.74                 11,926.24              11,895.33
08/31/98               12,065.64                12,449.95                 12,128.90              12,092.06
09/30/98               12,216.06                12,624.19                 12,311.58              12,268.92
10/31/98               12,215.81                12,566.17                 12,269.35              12,228.85
11/30/98               12,258.61                12,632.67                 12,324.60              12,274.97
12/31/98               12,289.50                12,642.39                 12,332.26              12,278.28
01/31/99               12,435.62                12,793.70                 12,469.22              12,411.71
02/28/99               12,381.42                12,735.28                 12,407.58              12,350.57
03/31/99               12,398.39                12,748.69                 12,430.76              12,367.47
04/30/99               12,429.29                12,758.09                 12,449.07              12,385.12
05/31/99               12,357.37                12,660.17                 12,350.91              12,287.30
06/30/99               12,179.59                12,424.18                 12,148.48              12,077.86
07/31/99               12,223.91                12,431.87                 12,171.97              12,096.40
08/31/99               12,125.91                12,270.66                 12,020.57              11,936.89
09/30/99               12,130.97                12,244.99                 12,012.30              11,924.99
10/31/99               11,999.54                11,972.52                 11,803.90              11,711.67
11/30/99               12,127.18                12,066.17                 11,922.90              11,824.99
12/31/99               12,036.77                11,981.88                 11,797.39              11,689.89
01/31/00               11,984.35                11,897.14                 11,714.17              11,596.66
02/29/00               12,123.63                12,095.04                 11,905.57              11,789.15
03/31/00               12,388.51                12,377.27                 12,211.07              12,105.13
04/30/00               12,315.33                12,287.32                 12,100.09              11,989.35
05/31/00               12,251.26                12,241.10                 12,039.94              11,922.04
06/30/00               12,575.91                12,623.51                 12,387.37              12,273.96
07/31/00               12,750.89                12,838.55                 12,586.85              12,472.42
08/31/00               12,947.40                13,090.77                 12,859.58              12,741.41
09/30/00               12,880.04                13,024.71                 12,780.03              12,664.25
10/31/00               13,020.59                13,169.61                 12,896.99              12,773.68
11/30/00               13,119.10                13,288.90                 12,991.97              12,865.72
12/31/00               13,443.24                13,701.41                 13,325.85              13,196.23
01/31/01               13,576.44                13,676.05                 13,382.30              13,251.26
02/28/01               13,619.49                13,733.91                 13,425.53              13,290.58
03/31/01               13,741.55                13,865.26                 13,512.60              13,370.26
04/30/01               13,592.65                13,524.47                 13,247.37              13,100.99
05/31/01               13,739.02                13,669.84                 13,411.03              13,258.82
06/30/01               13,830.94                13,750.19                 13,496.70              13,339.98
07/31/01               14,035.81                14,013.94                 13,720.10              13,561.13
08/31/01               14,267.01                14,402.68                 14,071.34              13,906.08
09/30/01               14,219.15                14,301.68                 13,984.14              13,833.28
10/31/01               14,388.57                14,426.29                 14,131.66              13,977.64
11/30/01               14,267.27                14,318.12                 14,004.61              13,846.23
12/31/01               14,132.29                14,151.77                 13,846.42              13,676.23
01/31/02               14,377.42                14,310.13                 14,038.83              13,868.85
02/28/02               14,550.64                14,471.15                 14,193.28              14,022.37
03/31/02               14,265.50                14,172.70                 13,868.39              13,685.10
04/30/02               14,544.31                14,400.65                 14,111.96              13,926.48
05/31/02               14,632.69                14,487.52                 14,218.38              14,030.01
06/30/02               14,787.41                14,593.63                 14,328.75              14,144.61
07/31/02               14,977.59                14,757.71                 14,490.18              14,308.04
08/31/02               15,157.64                15,006.88                 14,695.53              14,512.88
09/30/02               15,489.63                15,436.68                 15,088.21              14,896.06
10/31/02               15,232.85                14,993.63                 14,682.56              14,494.43
11/30/02               15,169.54                14,957.20                 14,641.91              14,453.79
12/31/02               15,489.63                15,326.91                 14,950.96              14,750.86
01/31/03               15,450.38                15,221.96                 14,825.44              14,616.96
02/28/03               15,666.39                15,526.56                 15,053.54              14,834.97
03/31/03               15,675.76                15,538.54                 15,042.83              14,828.97
04/30/03               15,779.34                15,705.93                 15,169.43              14,948.59
05/31/03               16,148.80                16,125.36                 15,541.08              15,306.89
06/30/03               16,080.18                15,930.55                 15,416.36              15,187.97
07/31/03               15,517.49                15,251.07                 14,828.50              14,607.80
08/31/03               15,633.22                15,436.29                 14,927.42              14,701.79
09/30/03               16,092.84                15,844.76                 15,356.99              15,122.75
10/31/03               16,011.80                15,778.87                 15,314.24              15,078.27
11/30/03               16,178.69                16,004.33                 15,504.67              15,272.28
12/31/03               16,312.65                16,139.25                 15,634.02              15,390.67
01/31/04               16,406.09                16,168.85                 15,707.77              15,460.23
02/29/04               16,653.00                16,485.14                 15,981.53              15,720.01
03/31/04               16,595.01                16,399.23                 15,887.95              15,623.10
04/30/04               16,201.99                15,969.36                 15,500.12              15,240.44
05/31/04               16,143.23                15,908.51                 15,438.97              15,167.97
06/30/04               16,201.99                15,982.88                 15,512.22              15,241.18
07/31/04               16,415.21                16,205.20                 15,713.58              15,439.28
08/31/04               16,744.16                16,512.92                 16,027.57              15,742.16
09/30/04               16,833.05                16,646.90                 16,127.03              15,839.44
10/31/04               16,977.90                16,810.75                 16,269.99              15,984.25
11/30/04               16,837.86                16,632.96                 16,144.40              15,859.51
12/31/04               17,043.48                16,919.58                 16,356.49              16,061.93
01/31/05               17,202.77                17,096.64                 16,544.84              16,244.63
02/28/05               17,145.54                17,037.64                 16,489.77              16,203.85
03/31/05               17,037.41                16,902.11                 16,383.05              16,098.47
04/30/05               17,306.09                17,178.40                 16,656.83              16,356.39
05/31/05               17,428.40                17,298.74                 16,784.80              16,477.76
06/30/05               17,536.53                17,421.53                 16,894.83              16,580.82
07/31/05               17,457.27                17,359.50                 16,830.16              16,527.99
08/31/05               17,633.52                17,528.90                 17,019.00              16,702.84
09/30/05               17,514.76                17,424.78                 16,893.13              16,582.52
10/31/05               17,408.40                17,311.42                 16,789.80              16,483.70
11/30/05               17,491.96                17,388.75                 16,858.33              16,555.66
12/31/05               17,642.39                17,561.78                 17,026.05              16,705.44
01/31/06               17,689.99                17,589.02                 17,071.92              16,746.21
02/28/06               17,808.76                17,763.42                 17,208.65              16,876.94
03/31/06               17,685.94                17,640.68                 17,104.24              16,774.15

                                                  [END CHART]

             DATA FROM 3/31/96 THROUGH 3/31/06.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

               o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

               o The Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

               o The Lipper California Municipal Debt Funds Average is an
                 average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

              12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                            LIPPER CALIFORNIA
                      USAA CALIFORNIA         MUNICIPAL DEBT
                        BOND FUND             FUNDS AVERAGE
                      ---------------       -----------------
3/31/1997                 5.77                    5.15
3/31/1998                 5.36                    4.78
3/31/1999                 5.20                    4.52
3/31/2000                 5.54                    4.78
3/31/2001                 5.15                    4.55
3/31/2002                 4.94                    4.50
3/31/2003                 4.51                    4.21
3/31/2004                 4.33                    4.05
3/31/2005                 4.37                    4.00
3/31/2006                 4.32                    3.90

                          [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/97 TO 3/31/06.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

Escrowed Bonds                                   19.4%
General Obligation                               15.1%
Hospital                                         11.6%
Water/Sewer Utility                               9.7%
Real Estate Tax/Fee                               8.3%
Special Assessment/Tax/Fee                        7.5%
Education                                         7.3%
Appropriated Debt                                 6.2%
Electric/Gas Utility                              5.2%
Multifamily Housing                               4.5%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-24.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       PORTFOLIO RATINGS MIX
                              3/31/06

              [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       62%
A                                                         20%
AA                                                        12%
BBB                                                        4%
Securities with Short-Term Investment-Grade Ratings        2%

                                 [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA BOND FUND

                 The Fund completed its fiscal year on March 31, 2006. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, within 60 days of the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. For the year ended March 31, 2006, the Fund distributed long-term realized capital gains of $0.047879 per share. In addition, the Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $214,000, as a long-term capital gain distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA CALIFORNIA BOND FUND:

We have audited the accompanying statement of assets and liabilities of the USAA California Bond Fund (a portfolio of USAA Tax Exempt Fund, Inc.) (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through March 31, 2002, were audited by other auditors whose report, dated May 3, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Bond Fund at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 11, 2006

18

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

             FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

             PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

             PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

             VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

             CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the California Health Insurance Construction Loan Insurance Program.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

            COP      Certificate of Participation

            ETM      Escrowed to final maturity

            GO       General Obligation

            MFH      Multifamily Housing

            MLO      Municipal Lease Obligation

            PRE      Prerefunded to a date prior to maturity

            RB       Revenue Bond

            SAVRS    Select Auction Variable Rate Securities

            USD      Unified School District

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (99.5%)

             CALIFORNIA (98.5%)
  $ 4,500    Antelope Valley Healthcare District RB,
                Series 1997B (INS)                                      5.20%       1/01/2027      $  4,685
   16,700    Association of Bay Area Governments
                Finance Auth. COP, Series 1999 (INS)(c)                 6.20       11/01/2029        18,028
   17,520    Association of Bay Area Governments
                Water and Wastewater RB,
                Series 2006A (INS)                                      4.75        3/01/2036        17,551
             Chaffey Community College District GO,
    2,140       Series 2002A (PRE)(INS)                                 5.25        7/01/2022         2,337
      110       Series 2002A (INS)                                      5.25        7/01/2022           118
    2,200    Chino Valley USD GO, Series 2002A (INS)                    5.38        8/01/2019         2,397
    5,000    Coronado Community Development Agency
                Tax Allocation Bonds, Series 2000 (INS)                 5.60        9/01/2030         5,387
    8,000    Eastern Municipal Water District Water
                and Sewer COP, Series 2006A (INS)                       5.00        7/01/2032         8,302
             Educational Facilities Auth. RB,
    6,000       Series 2000 (Univ. of the Pacific) (INS)                5.75       11/01/2030         6,486
    8,000       Series N (Stanford Univ.)                               5.20       12/01/2027         8,255
    5,945    Escondido COP, Series 2000A (INS)                          5.75        9/01/2030         6,452
             Fairfield-Suisun USD GO,
    1,855       Series 2002 (INS)                                       5.25        8/01/2019         2,000
    1,955       Series 2002 (INS)                                       5.25        8/01/2020         2,115
    2,025       Series 2002 (INS)                                       5.25        8/01/2021         2,172
    2,000    Fontana USD GO, Series 1990D (INS)                         5.75        5/01/2022         2,154
    1,500    Fresno Airport RB, Series 2000A (INS)                      5.50        7/01/2030         1,605
    1,650    Glendora USD GO, Series 2000A (PRE)(INS)                   5.38        9/01/2025         1,785
             Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
   12,000       Series 2003B (PRE)                                      5.50        6/01/2033        13,154
   18,000       Series 2005A (INS)                                      4.57(a)     6/01/2022        14,611
             Health Facilities Financing Auth. RB,
    1,000       Series 1997A (Sunny View) (NBGA)                        5.50        1/01/2019         1,027
    1,250       Series 1998B (Kaiser Permanente) (ETM)                  5.00       10/01/2020         1,300
    2,200       Series 2004A (Marshall Medical Center)
                (NBGA)                                                  5.00       11/01/2024         2,258
    2,000       Series 2004A (Marshall Medical Center)
                (NBGA)                                                  5.00       11/01/2029         2,044
    4,000       Series 2005 (Cedars Sinai Medical Center)               5.00       11/15/2027         4,072
   11,510       Series 2005 (Cedars Sinai Medical Center)               5.00       11/15/2034        11,681

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 4,180    Hollister Joint Powers Financing Auth. RB (INS)            5.90%      12/01/2023      $  4,196
    3,000    Housing Finance Agency MFH RB,
                Series 1996A (INS)                                      6.05        8/01/2027         3,082
             Infrastructure and Economic Development
                Bank RB,
    1,000       Series 2000 (Scripps Research Institute)                5.63        7/01/2020         1,039
    1,250       Series 2000 (Scripps Research Institute)                5.75        7/01/2030         1,303
    9,690       Series 2005A (Scripps Research Institute)               5.00        7/01/2029        10,004
    5,000    Irvine USD Financing Auth. Special Tax RB,
                Series 2005A (INS)                                      5.00        9/01/2038         5,157
    1,335    Little Lake City School District GO,
                Series 2000B (INS)                                      5.25        7/01/2022         1,431
   20,700    Los Angeles Department of Water and
                Power RB, Series 2003A, Subseries A-2(c)                5.00        7/01/2030        21,352
   20,000    Los Angeles USD GO, Series 2004F (INS)                     4.75        7/01/2027        20,364
             Menlo Park Community Development Agency
                Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                       5.45        6/01/2021         2,685
    6,390       Series 2000 (INS)                                       5.50        6/01/2025         6,877
    4,030    Mt. San Antonio Community College
                District GO, Series A (PRE)(INS)                        5.38        5/01/2022         4,424
             Norwalk Redevelopment Agency Tax
                Allocation Refunding Bonds,
    5,000       Series 2005A (INS)                                      5.00       10/01/2030         5,189
    3,500       Series 2005A (INS)                                      5.00       10/01/2035         3,622
   15,200    Oakland USD GO, Series 2000F (INS)                         5.50        8/01/2024        16,196
    1,780    Orange County Water District COP,
                Series 2003B (INS)                                      5.38        8/15/2022         1,909
    2,695    Palos Verdes Peninsula USD GO,
                Series A (PRE)(INS)                                     5.25       11/01/2020         2,908
    5,315    Placentia-Yorba Linda USD COP (MLO),
                Series 2006 (INS)                                       5.00       10/01/2032         5,502
   10,295    Placerville Public Financing Auth. RB,
                Series 2006 (INS)                                       5.00        9/01/2034        10,680
    5,000    Poway Redevelopment Agency Tax
                Allocation RB, Series 2000 (INS)                        5.75        6/15/2033         5,503
             Riverside County Public Financing Auth.
                Tax Allocation RB,
    3,860       Series 1997A (PRE)(c)                                   5.63       10/01/2033         3,978
    7,070       Series 1997A (PRE)                                      5.63       10/01/2033         7,286
    2,470       Series 1997A                                            5.63       10/01/2033         2,514

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 2,500       Series 2005A (INS)                                      5.00%      10/01/2025      $  2,597
    3,000       Series 2005A (INS)                                      5.00       10/01/2035         3,095
    2,825    Sacramento County Airport Systems RB,
                Series 2002A (INS)                                      5.25        7/01/2022         3,010
   20,225    Sacramento County Sanitation District
                Finance Auth. RB, Series 2000 (PRE)(INS)                5.63       12/01/2030        22,172
   10,990    Sacramento Municipal Utility District
                Financing Auth. RB, Series 2006 (INS)                   4.75        7/01/2025        11,154
    6,000    Sacramento Power Auth. RB,
                Series 1995 (PRE)                                       6.00        7/01/2022         6,157
             Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                      5.25        8/15/2021         2,576
    1,000       Series 2002Q (INS)                                      5.25        8/15/2022         1,069
             San Bernardino County Redevelopment
                Agency Tax Allocation Bonds,
   12,805       Series 2005A (San Sevaine Redevelopment
                Project) (INS)(c)                                       5.00        9/01/2030        13,143
   11,340       Series 2005A (San Sevaine Redevelopment
                Project) (INS)                                          5.00        9/01/2035        11,605
    1,110    San Diego County COP, Series 2006                          5.00        9/01/2023         1,117
             San Diego County COP (MLO),
    2,540       Series 2005 (INS)                                       5.00        2/01/2029         2,635
    2,000       Series 2005 (INS)                                       5.00        2/01/2030         2,071
    8,000    San Francisco Bay Area Rapid Transit RB,
                Series 1999 (PRE)(INS)                                  5.50        7/01/2029         8,550
             San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                              5.63        5/01/2025         3,428
    8,845       2nd Series-Issue 24B (INS)                              5.63        5/01/2030         9,489
             San Jose GO,
    2,365       Series 2001 (Library & Parks Project) (INS)             5.10        9/01/2020         2,499
    2,000       Series 2001 (Library & Parks Project) (INS)             5.10        9/01/2021         2,111
    4,705    San Jose MFH RB, Series 1992A                              4.95        4/01/2012         4,819
   14,000    Santa Ana USD GO, Series 2000 (INS)                        5.70        8/01/2029        15,164
   11,215    Santa Clara Valley Water District RB,
                Series 2000A (INS)                                      5.63        2/01/2025        11,948
   10,000    South Orange County Public Financing Auth.
                Special Tax RB, Series 2005A (INS)                      5.00        8/15/2032        10,396
    5,000    State Department Water Resources Power
                Supply RB, Series 2002A (PRE)(INS)                      5.38        5/01/2022         5,489

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
             State GO,
  $ 6,470       Series 1999 (PRE)(INS)                                  5.88%      10/01/2026      $  7,021
    3,530       Series 1999 (INS)                                       5.88       10/01/2026         3,802
   27,825       Series 2000 (PRE)(INS)                                  5.75        3/01/2030        30,271
   10,000       Series 2004 (INS)                                       5.00        6/01/2031        10,380
   10,000       Series 2005                                             5.00        6/01/2031        10,307
    6,770       Series 2005                                             5.00        3/01/2032         6,988
             State Public Works Board Lease RB (MLO),
    5,000       Series 2003C (Department of Corrections)                5.50        6/01/2023         5,413
    6,500       Series 2004F (The Regents of the Univ.
                of California)                                          5.00       11/01/2029         6,699
    2,400       Series 2005A                                            5.25        6/01/2024         2,546
    2,500       Series 2005A                                            5.25        6/01/2025         2,646
    7,900       Series 2005A                                            5.25        6/01/2030         8,301
    3,970    State Univ. Systemwide RB,
                Series 2005A (INS)                                      5.00       11/01/2024         4,157
    5,420    Statewide Communities Development Auth.
                COP, Lutheran Homes (ETM)                               5.75       11/15/2021         5,637
             Statewide Communities Development
                Auth. RB,
    8,000       Series 2002A (Kaiser Permanente)                        5.50       11/01/2032         8,323
    5,000       Series 2002A (Univ. Irving Apt.) (INS)                  5.50        8/01/2022         5,232
   17,000       Series 2005A (Sutter Health)                            5.00       11/15/2043        17,205
    5,115       Series 2006(b)                                          5.00        5/15/2031         5,208
    3,370       Series 2006(b)                                          5.00        5/15/2032         3,426
    9,000       Series 2006(b)                                          5.00        5/15/2038         9,127
   19,080    Suisun City Public Financing Auth. RB,
                Series 1998A                                            5.37(a)    10/01/2033         4,508
    1,000    Univ. of California Hospital RB, Series
                2004A (UCLA Medical Center) (INS)                       5.50        5/15/2024         1,085
             Univ. of California RB,
    4,000       Series 1996 (PRE)(INS)                                  5.75        7/01/2024         4,062
    6,775       Series 2005G (INS)                                      4.75        5/15/2030         6,859
    5,000       Series 2005G (INS)                                      4.75        5/15/2031         5,055
             Val Verde USD COP (MLO),
    2,330       Series 2005B (INS)                                      5.00        1/01/2024         2,429
    4,400       Series 2005B (INS)                                      5.00        1/01/2030         4,556
    6,940       Series 2006A (INS)(b)                                   5.00        2/01/2031         7,199
   14,675    Vallejo Sanitation and Flood Control COP,
                Series 1993 (INS)                                       5.00        7/01/2019        15,757

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

PRINCIPAL                                                             COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                   RATE         MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------
  $ 4,250    Ventura County Community College
                District GO, Series 2002A (INS)                         5.50%      8/01/2023       $  4,628
             Washington Township Health Care District RB,
   11,000       Series 1993(c)                                          5.50       7/01/2018         11,008
    7,845       Series 1993                                             5.25       7/01/2023          7,849
    7,085       Series 1999                                             5.13       7/01/2023          7,218
    1,515    Watsonville Hospital RB, Series 1996A (ETM)                6.20       7/01/2012          1,670
    2,260    Westlands Water District Revenue COP,
                Series 2002A (INS)                                      5.25       9/01/2021          2,410

             PUERTO RICO (1.0%)
    6,600    Highway and Transportation Auth. RB,
                Series Y (PRE)(INS)                                     5.50       7/01/2026          6,732
                                                                                                   --------
             Total fixed-rate instruments (cost: $664,510)                                          691,185
                                                                                                   --------
             PUT BONDS (0.4%)

             CALIFORNIA
    3,000    Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente)
                (cost: $3,000)                                          4.70      11/01/2036          3,057
                                                                                                   --------
             PERIODIC AUCTION RESET BONDS (0.3%)

             CALIFORNIA
    2,050    Statewide Communities Development Auth.
                COP, SAVRS, Series 1998 (INS)
                (cost: $2,050)                                          4.45      12/01/2028          2,050
                                                                                                   --------
             VARIABLE-RATE DEMAND NOTES (2.1%)

             CALIFORNIA
    1,400    Irvine Improvement Bonds, Assessment
                District 89-10 (LOC - Bayerische
                Hypovereinsbank AG)                                    3.15        9/02/2015          1,400
   13,150    Statewide Communities Development Auth. RB,
                Series 2001A (LOC - U.S. Bank, N.A.)                   3.15       10/01/2031         13,150
                                                                                                   --------
             Total variable-rate demand notes (cost: $14,550)                                        14,550
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $684,110)                                                    $710,842
                                                                                                   ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The  portfolio  of  investments   category   percentages  shown
                 represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

                 (b) At March 31, 2006, the aggregate market value of
                     securities purchased on a delayed-delivery basis was $24,960,000, which included when-issued securities of $17,761,000.

                 (c) At March 31, 2006, portions of these securities were
                     segregated to cover delayed-delivery and when-issued purchases.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

ASSETS

   Investments in securities, at market value (identified cost of $684,110)     $710,842
   Cash                                                                               14
   Receivables:
      Capital shares sold                                                          1,556
      Interest                                                                     8,613
                                                                                --------
         Total assets                                                            721,025
                                                                                --------
LIABILITIES

   Payables:
      Securities purchased (when-issued of $17,761)                               25,022
      Capital shares redeemed                                                        162
      Dividends on capital shares                                                    866
   Accrued management fees                                                           185
   Accrued transfer agent's fees                                                       1
   Other accrued expenses and payables                                                34
                                                                                --------
         Total liabilities                                                        26,270
                                                                                --------
            Net assets applicable to capital shares outstanding                 $694,755
                                                                                ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                              $662,289
   Accumulated net realized gain on investments                                    5,734
   Net unrealized appreciation of investments                                     26,732
                                                                                --------
            Net assets applicable to capital shares outstanding                 $694,755
                                                                                ========
   Capital shares outstanding                                                     62,767
                                                                                ========
   Authorized shares of $.01 par value                                           140,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  11.07
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME
   Interest income                                                  $33,292
                                                                    -------
EXPENSES

   Management fees                                                    2,355
   Administration and servicing fees                                  1,032
   Transfer agent's fees                                                223
   Custody and accounting fees                                          124
   Postage                                                               26
   Shareholder reporting fees                                            13
   Directors' fees                                                       10
   Registration fees                                                      3
   Professional fees                                                     46
   Other                                                                 18
                                                                    -------
      Total expenses                                                  3,850
   Expenses paid indirectly                                             (26)
                                                                    -------
      Net expenses                                                    3,824
                                                                    -------
NET INVESTMENT INCOME                                                29,468
                                                                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain:
      Unaffiliated transactions                                       8,429
      Affiliated transactions (Note 7)                                   84
   Change in net unrealized appreciation/depreciation                (9,387)
                                                                    -------
      Net realized and unrealized loss                                 (874)
                                                                    -------
   Increase in net assets resulting from operations                 $28,594
                                                                    =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND
YEARS ENDED MARCH 31,

                                                                  2006                2005
                                                              ----------------------------

FROM OPERATIONS

   Net investment income                                      $ 29,468            $ 28,842
   Net realized gain on investments                              8,513                 851
   Change in net unrealized appreciation/depreciation
      of investments                                            (9,387)             (9,900)
                                                              ----------------------------
      Increase in net assets resulting from operations          28,594              19,793
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                       (29,468)            (28,842)
   Net realized gains                                           (2,966)             (2,314)
                                                              ----------------------------
      Distributions to shareholders                            (32,434)            (31,156)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                    79,930              58,291
   Dividend reinvestments                                       22,018              20,772
   Cost of shares redeemed                                     (72,524)            (73,336)
                                                              ----------------------------
      Increase in net assets from capital
         share transactions                                     29,424               5,727
                                                              ----------------------------
   Net increase (decrease) in net assets                        25,584              (5,636)

NET ASSETS

   Beginning of period                                         669,171             674,807
                                                              ----------------------------
   End of period                                              $694,755            $669,171
                                                              ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                   7,129               5,220
   Shares issued for dividends reinvested                        1,967               1,864
   Shares redeemed                                              (6,479)             (6,619)
                                                              ----------------------------
      Increase in shares outstanding                             2,617                 465
                                                              ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt  securities  are  valued  each  business  day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities  purchased  with  original  maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

                 their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

              California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2006, net outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $25,022,000, which included when-issued securities of $17,761,000.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended March 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $26,000.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

              unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended March 31, 2006, the Fund paid CAPCO facility fees of $2,000, which represents 2.2% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2006.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $214,000. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended March 31, 2006, and 2005, was as follows:

                                            2006             2005
                                        -----------------------------
Tax-exempt income                       $29,468,000      $28,842,000
Net long-term capital gains               2,966,000        2,314,000

         As of March 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                          $   866,000
Undistributed long-term capital gains                      5,757,000
Unrealized appreciation                                   26,708,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2006, were $289,405,000 and $249,727,000, respectively.

         As of March 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $684,134,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2006, for federal income tax purposes, were $27,826,000 and $1,118,000, respectively, resulting in net unrealized appreciation of $26,708,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

              annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the year ended March 31, 2006, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

              For the year ended March 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,355,000, which included a performance adjustment of $204,000 that increased the base management fee of 0.31% by 0.03%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,032,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2006, the Fund reimbursed the Manager $21,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $223,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                                 NET REALIZED
                                                                               COST TO             GAIN TO
          SELLER                                PURCHASER                     PURCHASER             SELLER
--------------------------------------------------------------------------------------------------------------

USAA California Bond Fund                USAA Long-Term Fund                $ 9,169,000            $84,000
USAA Growth and Tax Strategy Fund        USAA California Bond Fund            1,039,000             31,000
USAA Long-Term Fund                      USAA California Bond Fund           17,987,000             54,000

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED MARCH 31,
                                             -------------------------------------------------------------------------
                                                 2006             2005            2004            2003            2002
                                             -------------------------------------------------------------------------
Net asset value at beginning
    of period                                $  11.12         $  11.31        $  11.25        $  10.73        $  11.03
                                             -------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                         .48              .49             .49             .51             .53
    Net realized and unrealized gain (loss)      (.00)(a)         (.15)            .12             .52            (.30)
                                             -------------------------------------------------------------------------
 Total from investment operations                 .48              .34             .61            1.03             .23
                                             -------------------------------------------------------------------------
Less distributions:
    From net investment income                   (.48)            (.49)           (.49)           (.51)           (.53)
    From realized capital gains                  (.05)            (.04)           (.06)              -               -
                                             -------------------------------------------------------------------------
Total distributions                              (.53)            (.53)           (.55)           (.51)           (.53)
                                             -------------------------------------------------------------------------
Net asset value at end of period             $  11.07         $  11.12        $  11.31        $  11.25        $  10.73
                                             =========================================================================
Total return (%)*                                4.34             3.07            5.54            9.74            2.20
Net assets at end of period (000)            $694,755         $669,171        $674,807        $700,665        $660,937
Ratio of expenses to average
    net assets (%)**(b)                           .56              .57             .58             .54             .49
Ratio of net investment income
    to average net assets (%)**                  4.28             4.38            4.36            4.58            4.84
Portfolio turnover (%)                          36.98            13.61           20.71           25.61           38.84

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended March 31, 2006, average net assets were $688,196,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                 (.00%)+          (.00%)+         (.00%)+         (.00%)+         (.02%)
     (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2006

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        OCTOBER 1, 2005 -
                                   OCTOBER 1, 2005       MARCH 31, 2006        MARCH 31, 2006
                                   ------------------------------------------------------------
Actual                                $1,000.00            $1,012.40                $2.74
Hypothetical
   (5% return before expenses)         1,000.00             1,022.21                 2.75

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.24% for the six-month period of October 1, 2005, through March 31, 2006.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of March 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment
              Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President,  Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

48

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                   DIRECTORS    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank & Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE
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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40860-0506                                  (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Tax Exempt Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc. Dr. Starks resigned from the Board of Directors effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young, LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the fiscal years ended March 31, 2006 and 2005 were $174,520 and $183,221, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

--------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance         TOTAL
--------------------------------------------------------------------------------
FYE 3-31-2006     $38,880             $12,677           $1,573          $ 53,130
FYE 3-31-2005     $36,000             $12,107           $    0          $ 48,107
--------------------------------------------------------------------------------
TOTAL             $74,880             $24,784           $1,573          $101,237
--------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for fiscal years ended March 31, 2006 and 2005 were $165,130 and $91,107, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 4, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 8, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 7, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.